Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders' Equity	Stockholders’ Equity

Common	Stock
On June 22, 2021, the Company’s Class A common stock, publicly traded warrants and publicly traded units began trading on Nasdaq under the ticker symbols “LVOX”, “LVOXW” and “LVOXU,” respectively. Pursuant to the Company’s certificate of incorporation, the Company is authorized to issue 500,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of December 31, 2021, the Company had 90,696,977 shares of Class A common stock issued and outstanding (98,240,727 shares of common stock, less 7,543,750 of which are held in escrow).
In connection with the Merger consummated on June 18, 2021, the Company issued 74,962,092 shares of Class A common stock. See Note 3 for more information. On November 2, 2021, pursuant to the terms of the Merger Agreement, the Company issued 33,609 shares of Class A common stock valued at $336,097 to LiveVox TopCo as part of the post-closing adjustment of merger consideration required as part of the Merger. After the Merger, the Company issued additional shares of Class A common stock of 3,578,731 for the equity portion of VCIP and OBIP awards that fully vested in connection with the Merger but were undelivered at the time of the Merger.

Prior to the Merger, Old LiveVox had 1,000 outstanding shares of common stock. Upon the Closing, holders of these outstanding common stock received shares of the Company’s Class A common stock in an amount determined by application of the exchange ratio, as discussed in Note 3. After converting the prior period share amounts retrospectively, 500,000,000 shares of common stock were authorized, and 66,637,092 shares were issued and outstanding as of December 31, 2020.
The accumulated other comprehensive loss and accumulated deficit is included in stockholders’ equity. At December 31, 2021 and 2020, the accumulated other comprehensive loss totaled $0.5 million and $0.2 million, respectively. The Company’s accumulated deficit totaled $128.0 million and $24.8 million at December 31, 2021 and 2020, respectively.
Preferred Stock
Pursuant to the Company’s certificate of incorporation, the Company is authorized to issue 25,000,000 shares of preferred stock having a par value of $0.0001 per share. As of December 31, 2021, no shares of LiveVox preferred stock were issued and outstanding. As of December 31, 2020, no shares of preferred stock were authorized, issued and outstanding.